Details of Significant Accounts - Changes in liabilities from financing activities, schedule of changes in liabilities from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in liabilities from financing activities
Balance at the beginning	$ 2,303	$ 2,434	$ 3,545
Changes in cash flow from financing activities	(562)	(525)	(435)
Change in fair value through profit and loss	(1,374)	227	(1,641)
Changes in other non-cash items – additions	743	167	1,012
Changes in other non-cash items – lease modification	(8)		(47)
Balance at the end	1,102	2,303	2,434
Financial liabilities at fair value through profit or loss
Changes in liabilities from financing activities
Balance at the beginning	1,793	1,566	3,207
Changes in cash flow from financing activities	0	0	0
Change in fair value through profit and loss	(1,374)	227	(1,641)
Changes in other non-cash items – additions	0	0	0
Changes in other non-cash items – lease modification	0		0
Balance at the end	419	1,793	1,566
Lease liabilities (including current portion)
Changes in liabilities from financing activities
Balance at the beginning	510	868	338
Changes in cash flow from financing activities	(562)	(525)	(435)
Change in fair value through profit and loss	0	0	0
Changes in other non-cash items – additions	743	167	1,012
Changes in other non-cash items – lease modification	(8)		(47)
Balance at the end	$ 683	$ 510	$ 868